Issued share capital, share premium account and share options - Share premium account (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Issued share capital, share premium account and share options
Balance at beginning of year	€ 738.5	€ 719.4
Issue of ordinary equity shares	423.1	19.1
Balance at end of year	€ 1,161.6	€ 738.5